ALPHA ALTERNATIVE ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (20.35%)
FBF 2023-1 LLC Economic Interest(a)(b)	2,770,653	$2,797,118
MEP Capital IV, L.P.(a)(b)	926,835	926,835
Total		3,723,953

TOTAL COMMON STOCK
(Cost $3,697,488)		3,723,953

PREFERRED STOCK (3.97%)
Financial (3.97%)
Annaly Capital 6.500%, Series G, Perp	2,000	51,020
Annaly Capital Management, Inc., Series F 6.95%(b)	2,000	50,980
Annaly Capital Management, Inc., Series I 6.75%	2,090	53,546
Athene Holding, Ltd.(c)	4,000	100,600
Bank Of America CRP 5.991%, Series E Perp(b)	5	118
Bank Of America CRP 6.129%, Series 5 Perp(b)	5,803	128,826
Citigroup Capital XIII, 3M CME TERM SOFR + 6.63(c)	250	7,318
Citizens Financial Group, Inc.(c)	4,000	99,840
M&T Bank Corp.(c)	4,000	96,960
Morgan Stanley(c)	4,000	100,359
Regions Financial Corp.(c)	1,500	37,425
Total Financial		726,992

TOTAL PREFERRED STOCK
(Cost $715,258)		726,992

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (24.48%)
Asset Backed Securities (24.48%)
Experity Ventures Series 2024-A, 9.000%, 01/15/2029(a)	$4,479,090	$4,479,090

TOTAL ASSET-BACKED SECURITIES
(Cost $4,479,090)		4,479,090

CORPORATE BOND (29.92%)
Basic Materials (0.54%)
Freeport-McMoRan, Inc., Senior Unsecured 4.550%, 11/14/2024	100,000	99,573

Consumer, Cyclical (6.38%)
Delta Air Lines, Inc., Senior Unsecured 2.900%, 10/28/2024	271,000	268,353
Ford Motor Credit Co. LLC, Senior Unsecured 5.125%, 06/16/2025	200,000	198,553
General Motors Financial Co., Inc., Senior Unsecured 1D US SOFR + 0.62%, 10/15/2024(c)	350,000	350,145
United Airlines Holdings, Inc., Senior Unsecured 4.875%, 01/15/2025	350,000	348,054
Total Consumer, Cyclical		1,165,105

Consumer, Non-cyclical (1.12%)
Teva Pharmaceutical Finance Netherlands III BV, Senior Unsecured 7.125%, 01/31/2025	200,000	200,679
Tyson Foods, Inc., Senior Unsecured 3.950%, 08/15/2024	5,000	4,987
Total Consumer, Non-cyclical		205,666

Energy (0.16%)
Occidental Petroleum Corp., Senior Unsecured 3.450%, 07/15/2024	30,000	30,077

Financial Service Company (12.30%)
PCS Fund 1, L.P., 10.000%, 08/25/2028(a)	750,000	749,590

	Principal Amount	Value (Note 2)
Financial Service Company (continued)
Thrivest Legal Funding, LLC Promissory Note, 05/01/2029(a)	$1,500,000	$1,500,000
Total Financial Service Company		2,249,590

Financials (5.58%)
Bank of America Corp., Senior Unsecured 3M CME TERM SOFR + 1.13161%, 10/22/2025(c)	210,000	207,835
Citizens Bank NA, Senior Unsecured 1D US SOFR + 1.45%, 10/24/2025(c)	300,000	299,861
Goldman Sachs Group, Inc., Senior Unsecured
Series ., 1D US SOFR + 0.486%, 10/21/2024(c)	21,000	21,003
1D US SOFR + 0.50%, 09/10/2024(c)	44,000	44,010
Series ., 1D US SOFR + 0.505%, 09/10/2024(c)	250,000	250,005
3M CME TERM SOFR + 1.46261%, 09/29/2025(c)	200,000	198,726
Total Financials		1,021,440

Industrials (1.81%)
Boeing Co., Senior Unsecured
2.850%, 10/30/2024	200,000	197,786
4.875%, 05/01/2025	100,000	98,957
7.950%, 08/15/2024	34,000	34,062
Total Industrials		330,805

Technology (1.95%)
Analog Devices, Inc., Senior Unsecured SOFRINDX + 0.25%, 10/01/2024(c)	250,000	250,040
VMware LLC, Senior Unsecured 1.000%, 08/15/2024	107,000	106,348
Total Technology		356,388

Utilities (0.08%)
Edison International, Senior Unsecured 3.550%, 11/15/2024	15,000	14,861

TOTAL CORPORATE BOND
(Cost $5,471,094)		5,473,505

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (22.66%)
Money Market Funds
Fidelity Government Portfolio	5.207%	4,147,271	$4,147,271
			4,147,271
TOTAL SHORT TERM SECURITY
(Cost $4,147,271)			4,147,271

TOTAL INVESTMENTS (101.38%)
(Cost $18,510,201)			$18,550,811

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.38%)			(252,442)

NET ASSETS (100.00%)			$18,298,369

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - Secured Overnight Financing Rate Index

LIBOR Rate:

3M US SOFR - 3 Month SOFR as of June 30, 2024 was 5.32%

3M CME TERM SOFR - 3 Month CME Term SOFR as of June 30, 2024 was 5.32%

SOFRINDX - Secured Overnight Financing Rate Index as of June 30, 2024 was 1.14%

1D US SOFR - 1 Day US SOFR as of June 30, 2024 was 5.33%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Non-income producing security.
(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.